Shareholder Report, Holdings (Details)	May 31, 2024
C000024648 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000024648 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000024648 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000024648 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000024648 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000024648 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000024648 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000024648 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000024648 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000024648 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000024648 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000024648 | Asset-backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000024648 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000024648 | Derivatives
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000024648 | Bank Loan Core Fund
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000024648 | Other Security Types
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000024648 | Foreign Governments/agencies
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000024648 | International Fixed-income Securities
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000024648 | U.s. Government Agency Mortgage-backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000024648 | Domestic Fixed-income Securities
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000024648 | Domestic Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000024650 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000024650 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000024650 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000024650 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000024650 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000024650 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000024650 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000024650 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000024650 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000024650 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000024650 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000024650 | Asset-backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000024650 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000024650 | Derivatives
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000024650 | Bank Loan Core Fund
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000024650 | Other Security Types
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000024650 | Foreign Governments/agencies
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000024650 | International Fixed-income Securities
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000024650 | U.s. Government Agency Mortgage-backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000024650 | Domestic Fixed-income Securities
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000024650 | Domestic Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000024651 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000024651 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000024651 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000024651 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000024651 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000024651 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000024651 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000024651 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000024651 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000024651 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000024651 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000024651 | Asset-backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000024651 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000024651 | Derivatives
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000024651 | Bank Loan Core Fund
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000024651 | Other Security Types
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000024651 | Foreign Governments/agencies
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000024651 | International Fixed-income Securities
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000024651 | U.s. Government Agency Mortgage-backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000024651 | Domestic Fixed-income Securities
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000024651 | Domestic Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000114947 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000114947 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000114947 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000114947 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000114947 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000114947 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000114947 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000114947 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000114947 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000114947 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000114947 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000114947 | Asset-backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000114947 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000114947 | Derivatives
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000114947 | Bank Loan Core Fund
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000114947 | Other Security Types
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000114947 | Foreign Governments/agencies
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000114947 | International Fixed-income Securities
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000114947 | U.s. Government Agency Mortgage-backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000114947 | Domestic Fixed-income Securities
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000114947 | Domestic Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000130424 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000130424 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000130424 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000130424 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000130424 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000130424 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000130424 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000130424 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000130424 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000130424 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000130424 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000130424 | Asset-backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000130424 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000130424 | Derivatives
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000130424 | Bank Loan Core Fund
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000130424 | Other Security Types
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000130424 | Foreign Governments/agencies
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000130424 | International Fixed-income Securities
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000130424 | U.s. Government Agency Mortgage-backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000130424 | Domestic Fixed-income Securities
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000130424 | Domestic Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	40.50%